787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 15, 2018
VIA EDGAR
Securities and Exchange Commission 100 F Street, NE
Washington, DC 20549

Re:	BlackRock Mid Cap Dividend Fund, a series of BlackRock Mid Cap Dividend Series, Inc.

(File No. 33-53887 and File No. 811-7177)

Ladies and Gentlemen:

On behalf of BlackRock Mid Cap Dividend Series, Inc. and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 25, 2018, for BlackRock Mid Cap Dividend Fund (the “Fund”) filed under Rule 497(c) with the Securities and Exchange Commission on January 30, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP